Transfer of financial assets, assets pledged and received as collateral	12 Months Ended
Dec. 31, 2025
Disclosure of transferred financial assets that are not derecognised in their entirety [abstract]
Transfer of financial assets, assets pledged and received as collateral	39 Transfer of financial assets, assets pledged and received as collateral
Financial assets pledged as collateral
The financial assets pledged as collateral consist primarily of mortgages pledged to secure covered bonds and securitisations, deposits from the Dutch Central Bank and other banks, as well as debt and equity securities used in securities lending or sale and repurchase transactions. They serve to secure margin accounts and are used for other purposes required by law. Pledges are generally conducted under terms that are usual and customary for collateralised transactions including standard sale and repurchase agreements, securities lending and borrowing and derivatives margining. The financial assets pledged are as follows:

Financial assets pledged as collateral
in EUR million	2025	2024
Banks
– Cash and balances with central banks	499	397
– Loans and advances to banks	2,672	2,211
Financial assets at fair value through profit or loss	20,561	28,905
Financial assets at fair value through OCI	1,519	3,037
Securities at amortised cost	3,339	3,184
Loans and advances to customers	71,321	67,706
Other assets	479	503
	100,392	105,944
In some jurisdictions ING Bank N.V. has an obligation to maintain a reserve with central banks. As at 31 December
2025, the minimum mandatory reserve deposits with various central banks amount to EUR 11,925 million (2024:
EUR 11,648 million).
Financial assets received as collateral
The financial assets received as collateral that can be sold or repledged in absence of default by the owner of the collateral consists of securities obtained through reverse repurchase transactions and securities borrowing transactions.
These transactions are generally conducted under standard market terms for most repurchase transactions and the recipient of the collateral has an unrestricted right to sell or repledge it, provided that the collateral (or equivalent collateral) is returned to the counterparty at term.

Financial assets received as collateral
in EUR million	2025	2024
Total received collateral available for sale or repledge at fair value
– equity securities	21,494	22,815
– debt securities	144,257	140,285

of which sold or repledged at fair value
– equity securities	16,018	12,024
– debt securities	98,422	90,708
Transfer of financial assets
The majority of ING's financial assets that have been transferred, but do not qualify for derecognition, are debt and equity instruments used in securities lending or sale and repurchase transactions. These transferred financial assets remain recognized on the balance sheet as ING retains substantially all the risk and rewards of ownership and remains exposed to the changes in the fair value of the assets.

Transfer of financial assets not qualifying for derecognition
	Securities lending				Sale and repurchase
	Equity		Debt		Equity		Debt
in EUR million	2025	2024	2025	2024	2025	2024	2025	2024
Transferred assets at carrying amount
Financial assets at fair value through profit or loss	4,163	4,141	3	3	5,929	7,273	9,687	16,929
Financial assets at fair value through other comprehensive income			314	603			886	1,956
Securities at amortised cost			399	635			989	819

Associated liabilities at carrying amount[1]
Financial liabilities at fair value through profit or loss	n/a	n/a	n/a	n/a	5,398	7,005	6,684	11,901
[1]The table includes the associated liabilities which are reported after offsetting, compared to the gross positions of the encumbered assets.
The table above does not include assets transferred to consolidated securitisation entities as the related assets remain recognised in the consolidated statement of financial position. Transferred financial assets that are derecognised in their entirety are mentioned in Note 44 'Structured entities'.